RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
RIGHT OF USE ASSETS	RIGHT OF USE ASSETS

	2022	2021
	(In thousands of US$)
Cost:
Balance as at January 1	381,904	325,135
Additions	140,016	65,803
Acquisitions (see Note 14)	—	1,610
Exchange differences	(12,716)	(10,763)
Lease modifications	18,352	119
Termination	(3,330)	—
Balance as at December 31	524,226	381,904
Depreciation and impairment
Balance as at January 1	(70,267)	(42,041)
Depreciation	(23,188)	(23,164)
Impairment write-offs, net	(9,971)	(5,062)
Balance as at December 31	(103,426)	(70,267)
Net balance at December 31	420,800	311,637
a.Impairment on the right of use assets

During the years ended December 31, 2022, 2021 and 2020, the Group assessed, according to IAS 36, whether there were indications for impairment of its right of use assets.

Locations experiencing impairment indicators were tested. Where hotels do have qualitative (main key performance indicators: occupancy and profitability) or quantitative indicators of impairment, such as changes in political, technological, market, economic or legal environment, physical condition of assets, brand reputation or operational and financial performance, a discounted cash flow model was prepared. In addition, discounted cash flow models were prepared for all the properties with impairment losses recognized in the past.
In order to assess the recoverable amounts of properties, the Group estimated the value in use ("VIU") applying the Discounted Cash Flow ("DCF") method, based on key assumptions, such as discounted rates, growth rates, average daily revenue per bed ("ADR"), occupancy rates, profitability margins and future required capital expenditures.

As a result of the analysis performed, the Group recorded an impairment loss of $14,194 thousand for the year ended December 31, 2022 on its right of use assets ($5,062 thousand for the year ended December 31, 2021 and $10,564 thousand for the year ended December 31, 2020), representing impairment losses on 13 properties (11 properties for the year ended December 31, 2021 and 20 for the year ended December 31, 2020).

Additionally, in 2022, a reversal of earlier periods impairment losses was recognized. The Group recorded reversals of impairment losses of $4,223 thousand for the year ended December 31, 2022 ($0 for the year ended December 31, 2021 and 2020), representing impairment reversals on 7 properties (0 properties for the year ended December 31, 2021 and 2020).

Set out below are the recoverable amounts, impairment losses and reversals and discount rates used for each Segment (see Note 5) for the year ended December 31, 2022, 2021 and 2020:

Segment (2022)	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	1	7,023	1,262	—	9.5%
Mexico	3	13,700	4,080	—	12.5%
Central America	—	—	—	(1,497)	12.5%-19.0%
South America	2	8,417	730	(2,618)	11.0%-27.5%
Israel	3	19,327	2,449	—	10.5%
APAC	—	—	—	—	n/a
Europe and Africa	4	11,021	5,673	(108)	9.5%-14.5%

Segment (2021) Recast	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	—	—	—	—	8.0%
Mexico	—	—	—	—	9.5%
Central America	2	1,886	(186)	—	9.5% - 13.5%
South America	4	10,497	(1,399)	—	8.5% - 19.0%
Israel	1	10,489	(584)	—	8.5%
APAC	—	—	—	—	n/a
Europe and Africa	4	28,209	(2,893)	—	7.5% - 10.5%

Segment (2020) Recast	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	1	25,237	(2,229)	—	8.5%
Mexico	6	24,010	(2,071)	—	10.5%
Central America	6	23,620	(3,617)	—	10.0% - 13.5%
South America	4	8,419	(1,839)	—	9.0% - 20.5%
Israel	1	8,857	(271)	—	9.0%
APAC	—	—	—	—	n/a
Europe and Africa	2	24,655	(537)	—	8.5% - 11.0%
b.Amounts recognized in Consolidated Statement of Profit or Loss and in the Consolidated Statement of Cash Flows.

	Year ended December 31,
	2022	2021
	(In thousands of US$)
Depreciation expense on right-of-use assets	(23,188)	(23,164)
Impairment write-offs	(9,971)	(5,062)
Gain on lease terminations	1,487	—
Interest expense on lease liabilities	(38,594)	(32,885)
Unrealized foreign exchange losses on revaluation of lease liability	(1,717)	(9,689)
Total amount recognized in Profit or Loss	(71,983)	(70,800)
The total cash outflow for lease payments	(44,377)	(24,764)
Interest rate range	22.7%-7.0%	18.9%-1.3%
c.Carrying amounts of lease liabilities and movements during the period:

	2022	2021
	(In thousands of US$)
Balance as at January 1	394,632	325,952
Additions	140,016	65,803
Termination	(4,817)	—
Lease modifications	18,352	119
Exchange differences	(15,257)	(15,053)
Lease payments	(44,377)	(24,764)
Unrealized foreign exchange losses on revaluation of lease liability	1,717	9,689
Interest accrued on lease liabilities	38,594	32,886
Balance as at December 31	528,860	394,632
Current	59,115	45,660
Non-current	469,745	348,972

All lease liabilities relate directly to the right of use assets.

Certain lease agreements include a revenue-sharing or profit-sharing component in the future, apart from base rent. These are treated as variable lease payments and are not included in the measurement of lease liabilities or the right of use assets. Given the relatively young nature of many of our leases, it is difficult to quantify the Group's exposure as these variable payments depend directly on each location's individual performance in a given time period. For the year ended December 31, 2022, the Group has assumed the lease extension options will be exercised as the Group seeks to enter into long-term lease agreements and did not intend to discontinue or early terminate any existing hotel operations. Such extension options have been considered in the measurement of the lease liability. The Group has committed to new leases that have not yet commenced, in markets where the Group plans its further expansion.